Acquisition Of Cequent Pharmaceuticals, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Acquisition Of Cequent Pharmaceuticals, Inc. [Abstract]
Acquisition Of Cequent Pharmaceuticals, Inc.

Note 2 — Acquisition of Cequent Pharmaceuticals, Inc.

On July 21, 2010, we acquired Cequent Pharmaceuticals, Inc. ("Cequent"), a privately-held company engaged in development of novel products to deliver RNAi-based therapeutics. We completed the transaction by issuance of 9,882,853 shares of our common stock in exchange for all outstanding equity securities of Cequent. Of the total shares issued, 1,110,440 were considered issued in exchange for the termination of the amounts loaned, including accrued interest, to us by Cequent and the termination of warrants issued by us to Cequent under the Loan Agreement and Warrant Agreement. We also assumed all of the stock options of Cequent outstanding as of the acquisition date.

Cequent is now our wholly-owned subsidiary. The merger was accounted for as a business combination utilizing the acquisition method of accounting. Under the acquisition method, the assets acquired and liabilities assumed were added to ours and recorded as of the acquisition date, at their respective fair values. Our financial statements and reported results of operations issued after the merger reflect these values, but have not been retroactively restated to reflect the historical financial position or results of operations of Cequent. The results of operations of Cequent since July 21, 2010 have been included in our consolidated statements of operations.

As of June 30, 2011, acquisition accounting is preliminary as our management has not yet obtained all of the information that it has arranged to obtain and that is known to be available. We are still in process of obtaining additional information needed to finalize matters pertaining to income taxes. The income tax matters include obtaining the Cequent pre-acquisition 2010 tax return. As of June 30, 2011 a valuation allowance has been recorded in purchase accounting against all acquired deferred tax assets not otherwise offset by deferred tax liabilities.

Consideration transferred — Consideration transferred attributable to the acquisition of Cequent was approximately $27.0 million. Consideration transferred is comprised of approximately $26.1 million relating to shares we issued, which were valued at the acquisition date closing market price of $2.98 per share, and approximately $0.9 million relating to Cequent stock options we assumed.

In connection with the merger and pursuant to the terms of a separate Loan Agreement, our notes payable to Cequent in the aggregate principal amount of $3.0 million and accrued interest of approximately $45,000 were settled and warrants to purchase our common stock held by Cequent terminated. A portion of consideration transferred totaling approximately $3.3 million is deemed attributable to repayment of these notes payable and termination of warrants.

The following summarizes the allocation of assets acquired and liabilities assumed at July 21, 2010 (in thousands):

Cash	$5,063
Prepaid and other assets	566
Property and equipment	302
Intangible assets—IPR&D	22,734
Accounts payable and accrued liabilities	(437)
Deferred tax liabilities, net	(1,202)

Total consideration transferred	$27,026

Identifiable intangible assets — A substantial portion of the assets acquired have been allocated to identifiable intangible assets related to in-process research and development projects identified by management. Our management has estimated acquisition-date fair values of these intangible assets based on a number of factors. Utilizing the income approach, a discounted cash flow model using forecasted operating results related to the identified intangible assets, fair value was $19.3 million for Familial Adenomatous Polyposis and $3.4 million for Transkingdom RNAi, a total of $22.7 million.

We estimated the fair value of these intangible assets using a present value discount rate of 23%, which was based on the estimated weighted-average cost of capital for companies with profiles substantially similar to ours. We compensated for the differing phases of development of each project by probability-adjusting our estimation of the expected future cash flows associated with each project. We then determined the present value of the expected future cash flows using the discount rate. The projected cash flows from the projects were based on key assumptions such as estimates of revenues and operating profits related to the projects considering their stages of development; the time and resources needed to complete development and receive approval; the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in development such as obtaining marketing approval from the U.S. Food and Drug Administration and other regulatory agencies; and risks related to the viability of and potential alternative treatments in any future target markets.

Deferred Taxes — The merger was structured as non-taxable. Acquired deferred tax assets were comprised of approximately $7.0 million for federal and state net operating loss carryforwards and $1.1 million for tax credit carryforwards. The tax basis for acquired intangible assets of $22.7 million is nil, which results in recording a deferred tax liability of approximately $8.0 million as there will be no tax deduction when the book basis is expensed and the deferred tax liability is reduced. Our management has determined that it is more likely than not that a substantial portion of acquired net operating loss and tax credit carryforwards will be realized prior to expiration through reversal of deferred tax liabilities during years of expected financial reporting expense for the acquired intangible assets, and accordingly approximately $6.8 million of deferred tax liabilities support the realization of acquired deferred tax assets. A valuation allowance of approximately $1.2 million was recorded related to the remainder of the acquired deferred tax assets.

Pro Forma Information (unaudited) — The following unaudited pro forma information presents the combined revenues and net loss of Marina Biotech and Cequent for the three and six months ended June 30, 2010 as if the acquisition of Cequent had occurred as of the beginning of 2010. This pro forma information does not include any adjustments related to restructuring or one-time charges, potential profit improvements, potential cost savings or other costs which may result from combining the operations. Accordingly, these unaudited pro forma revenues and net loss are presented for illustrative purposes and are not intended to represent or be indicative of the actual results of operations of the combined company that would have been achieved had the acquisition occurred as of the beginning of the periods presented nor are they intended to represent or be indicative of future results of operations. The unaudited pro forma results of operations information is as follows (in thousands):

	Three months ended June 30, 2010	Six months ended June 30, 2010
Revenue	$341	$669

Net loss	$(6,354)	$(16,755)

Note 2 — Acquisition of Cequent Pharmaceuticals, Inc.

On July 21, 2010, the acquisition date, we acquired Cequent Pharmaceuticals, Inc. ("Cequent"), a privately-held company engaged in development of novel products to deliver RNAi-based therapeutics. We completed the transaction pursuant to terms and conditions of an Agreement and Plan of Merger, dated as of March 31, 2010, by and among our company, Calais Acquisition Corp., our wholly-owned subsidiary ("Merger-sub"), Cequent and a representative of the stockholders of Cequent (the "Merger Agreement") by issuance of 9,882,853 shares of our common stock in exchange for all outstanding equity securities of Cequent. Of the total shares issued, 1,110,440 of these shares were considered issued in exchange for the termination of the amounts loaned, including accrued interest, to us by Cequent and the warrants issued by us to Cequent under the Loan Agreement and Warrant Agreement. We also assumed all of the stock options of Cequent outstanding as of the acquisition date.

On the acquisition date, Merger-sub merged with and into Cequent, and Cequent is now our wholly-owned subsidiary. The merger was accounted for as a business combination utilizing the acquisition method of accounting. Under the acquisition method, the assets acquired and liabilities assumed were added to ours and recorded as of the acquisition date, at their respective fair values. Our financial statements and reported results of operations issued after the merger reflect these values, but have not been retroactively restated to reflect the historical financial position or results of operations of Cequent. The results of operations of Cequent since July 21, 2010 have been included in our Consolidated Statements of Operations for the year ended December 31, 2010.

As of December 31, 2010, acquisition accounting is preliminary as our management has not yet obtained all of the information that it has arranged to obtain and that is known to be available. We are still in process of obtaining additional information needed to finalize matters pertaining to income taxes. The income tax matters include obtaining the Cequent pre-acquisition 2010 tax return. As of December 31, 2010 a valuation allowance has been recorded in purchase accounting against all acquired deferred tax assets not otherwise offset by deferred tax liabilities.

Based upon the outstanding shares of our common stock and assuming exercise of all of our outstanding exercisable and non-exercisable warrants and stock options, and assuming the exercise or conversion of all of Cequent's exercisable and non-exercisable warrants, stock options and preferred stock, immediately following the completion of the merger, our security holders owned approximately 62% of the combined company's common stock and Cequent security holders owned approximately 38%. In addition to considering these relative security holdings, management also considered the composition of the Board of Directors, the structure and members of the executive management team, the size of the combining entities and the terms of the exchange of equity interests in determining the accounting acquirer. Based on the weight of these factors, it was concluded that Marina Biotech was the accounting acquirer.

Consideration transferred — Consideration transferred attributable to the acquisition of Cequent was approximately $27.0 million. Consideration transferred is comprised of approximately $26.1 million relating to shares we issued, which were valued at the acquisition date closing market price of $2.98 per share, and approximately $0.9 million relating to Cequent stock options we assumed. The fair value of stock options assumed was calculated using a Black-Scholes-Merton valuation model with the following assumptions: market price of $2.98 per share, volatility of 120%, expected term of 5 years; risk-free interest rate of 1.7% and no dividend yield. We included the fair value of vested stock options assumed of approximately $0.9 million in the consideration transferred. The estimated fair value of unvested stock options we assumed of approximately $0.3 million was not included in the consideration transferred and will be recognized as stock-based compensation expense over the remaining future vesting period of the stock options.

As further described in Note 5 — Notes Payable, in connection with the merger and pursuant to the terms of a separate Loan Agreement, our notes payable to Cequent in the aggregate principal amount of $3.0 million and accrued interest of approximately $45,000 were settled and warrants to purchase our common stock held by Cequent terminated. A portion of consideration transferred totaling approximately $3.3 million is deemed attributable to repayment of these notes payable and termination of warrants.

Allocation of purchase consideration — Accounting guidance requires that most assets acquired and liabilities assumed be recognized at their fair values, as determined in accordance with ASC 820, Fair Value Measurements, as of the acquisition date. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This is an exit price concept for the valuation of the asset or liability. Market participants are assumed to be buyers and sellers in the principal (or the most advantageous) market for the asset or liability. Fair value measurements for an asset assume the highest and best use by these market participants. As a result of these standards, we may be required to value assets at fair value measures that do not reflect our intended use of those assets. Many of these fair value measurements can be highly subjective and it is also possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts.

The following summarizes the allocation of assets acquired and liabilities assumed at July 21, 2010 (in thousands):

Cash and cash equivalents	$5,063
Prepaid and other assets	566
Property and equipment	302
Intangible assets—IPR&D	22,734
Accounts payable and accrued liabilities	(437)
Deferred tax liabilities, net	(1,202)

Total consideration transferred	$27,026

Tangible assets — Tangible assets acquired include cash, property and equipment, and prepaid expenses and other assets. Cequent property and equipment is comprised primarily of lab and office equipment. Our management has determined that the fair value reasonably approximates the Cequent net book value.

Identifiable intangible assets — A substantial portion of the assets acquired have been allocated to identifiable intangible assets related to in-process research and development ("IPR&D") projects identified by management. Our management has estimated acquisition-date fair values of these intangible assets. These identified intangible assets have been valued based on a number of factors. Utilizing the income approach, a discounted cash flow model using forecasted operating results related to the identified intangible assets, fair value was $19.3 million for Familial Adenomatous Polyposis and $3.4 million for Transkingdom RNAI, a total of $22.7 million.

We estimated the fair value of these intangible assets using a present value discount rate of 23%, which was based on the estimated weighted-average cost of capital for companies with profiles substantially similar to ours. We compensated for the differing phases of development of each project by probability-adjusting our estimation of the expected future cash flows associated with each project. We then determined the present value of the expected future cash flows using the discount rate. The projected cash flows from the projects were based on key assumptions such as estimates of revenues and operating profits related to the projects considering their stages of development; the time and resources needed to complete development and receive approval; the life of the potential commercialized products and associated risks, including the inherent difficulties and uncertainties in development such as obtaining marketing approval from the U.S. Food and Drug Administration and other regulatory agencies; and risks related to the viability of and potential alternative treatments in any future target markets.

Accounting guidance requires that the fair value of IPR&D acquired in a business combination be recorded on the balance sheet regardless of the likelihood of success as of the acquisition date. Intangible assets related to IPR&D projects are considered to be indefinite-lived until completion or abandonment of the related project. During the period the assets are considered indefinite-lived, they will not be amortized but will be tested for impairment on an annual basis and between annual tests if we become aware of any events occurring or changes in circumstances that would indicate a reduction in the fair value of the projects below their respective carrying amounts. If and when it were determined that identified intangible assets were impaired, an impairment charge would be recorded then. If and when development is complete, which generally occurs if and when regulatory approval to market a product is obtained, the associated assets would be deemed finite-lived and would then be amortized based on their respective estimated useful lives at that date.

Liabilities assumed — Cequent liabilities at the acquisition date consist of accounts payable, accrued liabilities and fair value of price adjustable warrants. Accounts payable and accrued liabilities are expected to be paid in normal course and considered to represent fair value.

Deferred Taxes — The merger was structured as non-taxable. Acquired deferred tax assets were comprised of approximately $7.0 million for federal and state net operating loss carryforwards and $1.1 million for tax credit carryforwards. The tax basis for acquired intangible assets of $22.7 million is nil, which results in recording a deferred tax liability of approximately $8.0 million as there will be no tax deduction when the book basis is expensed and the deferred tax liability is reduced. Our management has determined that it is more likely than not that a substantial portion of acquired net operating loss and tax credit carryforwards will be realized prior to expiration through reversal of deferred tax liabilities during years of expected financial reporting expense for the acquired intangible assets, and accordingly approximately $6.8 million of deferred tax liabilities support the realization of acquired deferred tax assets. A valuation allowance of approximately $1.2 million was recorded related to the remainder of the acquired deferred tax assets.

Acquisition-Related Transaction Costs — We recognized approximately $1.4 million of acquisition-related transaction costs in selling, general and administrative expenses in 2010, which consisted primarily of investment banker fees, and legal and accounting costs, related to the acquisition.

Pro Forma Information (unaudited) — The following unaudited pro forma information presents the combined revenues and net loss of Marina Biotech and Cequent for the years ended December 31, 2009 and 2010 as if the acquisition of Cequent had occurred as of the beginning of the respective years. This pro forma information does not include any adjustments related to restructuring or one-time charges, potential profit improvements, potential cost savings or other costs which may result from combining the operations. Accordingly, these unaudited pro forma revenues and net loss are presented for illustrative purposes and are not intended to represent or be indicative of the actual results of operations of the combined company that would have been achieved had the acquisition occurred as of the beginning of the periods presented nor are they intended to represent or be indicative of future results of operations. The unaudited pro forma results of operations information is as follows (in thousands):

	2009	2010
Revenue	$15,313	$2,788

Net loss	$(13,302)	$(30,243)